Document And Entity Information	Jun. 17, 2021
Document Information [Line Items]
Entity, Registrant Name	Presidio Property Trust, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 17, 2021
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-34049
Entity, Tax Identification Number	33-0841255
Entity, Address, Address Line One	4995 Murphy Canyon Road, Suite 300
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92123
City Area Code	760
Local Phone Number	471-8536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001080657
SeriesACommonStock001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock, $0.01 par value per share
Sqft Custom [Member]
Document Information [Line Items]
Trading Symbol	SQFT
SeriesDCumulativeRedeemablePerpetualPreferredStock001ParValuePerShare9375 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	9.375% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Sqftp Custom [Member]
Document Information [Line Items]
Trading Symbol	SQFTP
TheNasdaqStockMarketLlc Custom [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ